DEPOSITS AND OTHER ASSETS, NET (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
DEPOSITS AND OTHER ASSETS, NET.
Deposits	$ 174,907	$ 185,282
Other receivables	373,179	341,288
Subtotal	548,086	526,570
Less: allowance of credit loss	(91,586)	(109,311)	$ (109,790)	$ (112,343)
Subtotal, net	456,500	417,259
Less: Long term portion	(123,811)	(121,505)
Deposits and other assets- current portion	$ 332,689	$ 295,754